N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT TWO QP VARI ACCO
Entity Central Index Key	0000276183
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
C000034122 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You pay a sales charge at the time you make a Contribution to your Participant Account rather than when you fully or partially surrender your account. Maximum Sale Charge is 7% of total premium payments, declining as you put more money in the contract. For example, if you made a contribution of $100,000 to your participant account value, you could pay a sales charge of up to $2,337.49.
N/A
Are There Transaction Charges?
You pay a Sales Charge at the time Contributions are made to the Contract. The Sales Charge depends on the type of Contract issued and the total amount of Contributions to date with respect to a Participant’s Account. The larger the Contributions to date, the lower the percentage of your Sales Charge. In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Premium Taxes that are imposed by a State or other government entity.
Fee Table; Contract Charges; Premium Taxes
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.24%
	Investment options (Fund fees and expenses)[2]	0.51%	0.52%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,380	Highest Annual Cost: $1,468
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early
Withdrawals?
You pay a sales charge at the time you make a Contribution to your Participant Account rather than when you fully or partially surrender your account. Maximum Sale Charge is 7% of total premium payments, declining as you put more money in the contract. For example, if you made a contribution of $100,000 to your participant account value, you could pay a sales charge of up to $2,337.49.

Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 2,337.49
Transaction Charges [Text Block]
Are There Transaction Charges?
You pay a Sales Charge at the time Contributions are made to the Contract. The Sales Charge depends on the type of Contract issued and the total amount of Contributions to date with respect to a Participant’s Account. The larger the Contributions to date, the lower the percentage of your Sales Charge. In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Premium Taxes that are imposed by a State or other government entity.
Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You pay a sales charge at the time you make a Contribution to your Participant Account rather than when you fully or partially surrender your account. Maximum Sale Charge is 7% of total premium payments, declining as you put more money in the contract. For example, if you made a contribution of $100,000 to your participant account value, you could pay a sales charge of up to $2,337.49.
N/A
Are There Transaction Charges?
You pay a Sales Charge at the time Contributions are made to the Contract. The Sales Charge depends on the type of Contract issued and the total amount of Contributions to date with respect to a Participant’s Account. The larger the Contributions to date, the lower the percentage of your Sales Charge. In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Premium Taxes that are imposed by a State or other government entity.
Fee Table; Contract Charges; Premium Taxes
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.24%
	Investment options (Fund fees and expenses)[2]	0.51%	0.52%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,380	Highest Annual Cost: $1,468
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.24%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.51%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.52%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Total Value of Participant Accounts under the Contract.
Investment Options Footnotes [Text Block]	2 As a percentage of Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?
You pay a sales charge at the time you make a Contribution to your Participant Account rather than when you fully or partially surrender your account. Maximum Sale Charge is 7% of total premium payments, declining as you put more money in the contract. For example, if you made a contribution of $100,000 to your participant account value, you could pay a sales charge of up to $2,337.49.
N/A
Are There Transaction Charges?
You pay a Sales Charge at the time Contributions are made to the Contract. The Sales Charge depends on the type of Contract issued and the total amount of Contributions to date with respect to a Participant’s Account. The larger the Contributions to date, the lower the percentage of your Sales Charge. In addition to the Sales Charge, you may be charged for other transactions. These may include charges for Premium Taxes that are imposed by a State or other government entity.
Fee Table; Contract Charges; Premium Taxes
Are There Ongoing Fees and Expenses?
The table below describes the fees and expenses that you may pay each year. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
The fees and expenses don’t reflect advisory fees that are paid to investment advisors from the Participant Account. If such charges were reflected, such fees and expenses would be higher.
Fee Table: Participant Transaction Expenses; Annual Contract Expenses; Annual Underlying Funds Operating Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	0.00%	1.24%
	Investment options (Fund fees and expenses)[2]	0.51%	0.52%
1 As a percentage of Total Value of Participant Accounts under the Contract.
2 As a percentage of Underlying Fund assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

	Lowest Annual Cost: $1,380	Highest Annual Cost: $1,468
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals
Are There Other Plan or Participant Charges?	Any plan-specific fees.			Fee Table: Participant Transaction Expenses

Lowest Annual Cost [Dollars]	$ 1,380
Highest Annual Cost [Dollars]	$ 1,468
Lowest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase Payments, transfers, or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Contract and Underlying Fund fees and expenses •No CDSC charge •No additional Purchase •Payments, transfers, or withdrawals
Risks [Table Text Block]

RISKS		LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.	Principal Risks
Is this a Short-Term Investment?
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks
What Are the Risks Associated with the Investment Options?
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.
Principal Risks
What Are the Risks Related to the Insurance Company?
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com.
Principal Risks
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Charges of the Funds and The Separate Account
Are There any Restrictions on Contract Benefits?
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.
Description of the Contracts– Transfers between Sub-Accounts; Restrictions on Sub-Account Transfers
TAXES		LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations

CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.
Distribution
Should I Exchange My Contract?
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this Contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.

Federal Tax Considerations

Investment Restrictions [Text Block]
Talcott may add or remove an Underlying Fund as an investment option under the Contract or to limit its availability to new Contributions or Transfers of Participant Account Value.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
Key Information, Benefit Restrictions [Text Block]
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-account will apply only to amounts remaining in the Sub-accounts. A loan that is not repaid will also reduce the death benefit.
If the Participant elects to pay third-party advisory fees out of the Contract, they may be subject to federal and state taxes, and a 10% federal tax penalty may apply if the Participant is under age 59 1∕2.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•Because you purchase the Contract through a qualified retirement plan, it does not provide any additional tax benefit.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1∕2.

Investment Professional Compensation [Text Block]
Your registered representative may receive compensation in the form of commissions for selling this Contract to you. Such compensation may influence your registered representative to recommend this Contract over another investment.

Exchanges [Text Block]
Because this Contract is no longer available for sale, it should not be offered to you in exchange for another annuity contract that you own but you may be approached to surrender this Contract to buy another one. You should be aware, in general, that some investment professionals have a financial incentive to offer you a new contract in place of the one that you own. You should exchange an annuity contract only if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new annuity contract rather than continue to own the existing annuity contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee Table
The following tables describe the fees and expenses that you, as a Participant, will pay when opening, holding and surrendering amounts from your Participant Account. Please contact your Plan Administrator for information about the specific fees you will pay each year under the Contract.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Fee Tables, such as custodial or advisory fees that are plan and/or Participant specific, and if such costs were reflected, the cost would be higher. Depending on the type of charge, these may reduce your Participant Account Value and/or could have tax consequences. See the Section “Plan Related Expenses” under “Contract Charges” later in this Prospectus.
The Contract may be available to third-party intermediaries who may charge you a fee for their services in addition to Contract fees and expenses. If you wish to pay these fees from your Covered Account Value, then the deduction will reduce the death benefit and may be subject to state and federal income taxes and a 10% federal penalty tax may apply if you are under age 59 1∕2.
The first table describes the fees and expenses you will pay at the time you make contributions to, withdrawals from, request a Loan from, surrender your Participant Account value, or transfer Participant Account value between Sub-Accounts. State Premium Tax may also be deducted.
Participant Transaction Expenses

Maximum Sales Load on Premium Payments (1)	7% (individual contracts) 5% (group contracts)
Maximum Surrender Charge	None
(1)The total Sales Charge reflects a deduction of 0.75% for the Minimum Death Benefit provided under the Contracts.

Range of Sales Charges Imposed on Purchases (as a percentage of premium payments)
Individual Contracts
Cumulative Premium Payment (does not assume payment of premium taxes)	Sales Charge(1)
Up to $2,500	7.00%
$2,501 to $50,000	3.50%
$50,001 to $100,000	2.00%
$100,001 and over	1.00%

Range of Sales Charges Imposed on Purchases (as a percentage of premium payments)
Group Contracts
Cumulative Premium Payment (does not assume payment of premium taxes)	Sales Charge(1)
Up to $2,500	5.00%
$2,501 to $50,000	3.50%
$50,001 to $100,000	2.00%
$100,001 and over	1.00%
The next table describes the fees that you will pay each year during the time that you hold Participant Account value under the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee (1)	$0	$10
Annual Contract Fee (2)	$0	$100
Base Contract Fee (as a percentage of average daily Sub-Account value) (3)	0.00%	1.00%
(1)We deduct this $10 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(2)The Annual Contract Fee is deducted annually on non-allocated group variable annuity Contracts offered in connection with certain qualified plans where the Employer has contracted out the administration of the Plan.
(3)Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily and can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”)
We may eliminate or change the Annual Contract Fee, Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”).
The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds as of December 31, 2025 that you may pay periodically during the time that you participate in the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this Prospectus in Appendix A - Underlying Funds.

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.51%	0.52%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Participant administrative expenses, Base Contract Expenses and Underlying Fund fees and expenses.
Please note that there may be additional extra-contractual fees and charges that are not reflected in the Example, such as custodian or advisory fees that are plan and/or participant specific. Depending on the type of charge, these may reduce only your Participant Account Value, and/or could have tax consequences. See the section “Plan Related Expenses” later in this Prospectus.
The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the underlying funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.00% (Combination Individual and Group Contracts)	$14,578	$18,297	$22,254	$29,962
1.00% (Group Contracts)	$12,754	$16,549	$20,452	$28,327

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.00% (Combination Individual and Group Contracts)	$8,559	$11,823	$15,293	$24,968
1.00% (Group Contracts)	$6,590	$9,920	$13,460	$23,333

	If you do not surrender you contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.00% (Combination Individual and Group Contracts)	$8,559	$11,823	$15,293	$24,968
1.00% (Group Contracts)	$6,590	$9,920	$13,460	$23,333

Transaction Expenses [Table Text Block]
Participant Transaction Expenses

Maximum Sales Load on Premium Payments (1)	7% (individual contracts) 5% (group contracts)
Maximum Surrender Charge	None
(1)The total Sales Charge reflects a deduction of 0.75% for the Minimum Death Benefit provided under the Contracts.

Range of Sales Charges Imposed on Purchases (as a percentage of premium payments)
Individual Contracts
Cumulative Premium Payment (does not assume payment of premium taxes)	Sales Charge(1)
Up to $2,500	7.00%
$2,501 to $50,000	3.50%
$50,001 to $100,000	2.00%
$100,001 and over	1.00%

Range of Sales Charges Imposed on Purchases (as a percentage of premium payments)
Group Contracts
Cumulative Premium Payment (does not assume payment of premium taxes)	Sales Charge(1)
Up to $2,500	5.00%
$2,501 to $50,000	3.50%
$50,001 to $100,000	2.00%
$100,001 and over	1.00%

Sales Load, Footnotes [Text Block]	The total Sales Charge reflects a deduction of 0.75% for the Minimum Death Benefit provided under the Contracts.

Range of Sales Charges Imposed on Purchases (as a percentage of premium payments)
Individual Contracts
Cumulative Premium Payment (does not assume payment of premium taxes)	Sales Charge(1)
Up to $2,500	7.00%
$2,501 to $50,000	3.50%
$50,001 to $100,000	2.00%
$100,001 and over	1.00%

Range of Sales Charges Imposed on Purchases (as a percentage of premium payments)
Group Contracts
Cumulative Premium Payment (does not assume payment of premium taxes)	Sales Charge(1)
Up to $2,500	5.00%
$2,501 to $50,000	3.50%
$50,001 to $100,000	2.00%
$100,001 and over	1.00%

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses

	Minimum Fee	Maximum Fee
Annual Maintenance Fee (1)	$0	$10
Annual Contract Fee (2)	$0	$100
Base Contract Fee (as a percentage of average daily Sub-Account value) (3)	0.00%	1.00%
(1)We deduct this $10 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
(2)The Annual Contract Fee is deducted annually on non-allocated group variable annuity Contracts offered in connection with certain qualified plans where the Employer has contracted out the administration of the Plan.
(3)Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily and can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”)

Administrative Expense, Maximum [Dollars]	$ 10
Administrative Expense, Minimum [Dollars]	$ 0
Administrative Expense, Footnotes [Text Block]	We deduct this $10 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.00%
Base Contract Expense (of Average Account Value), Minimum [Percent]	0.00%
Base Contract Expense, Footnotes [Text Block]	Base Contract Fee consists of the Mortality and Expense Risk and Administrative Charge, which is deducted daily and can be reduced (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”)
Other Annual Expense, Maximum [Dollars]	$ 100
Other Annual Expense, Minimum [Dollars]	$ 0
Other Annual Expense, Footnotes [Text Block]	The Annual Contract Fee is deducted annually on non-allocated group variable annuity Contracts offered in connection with certain qualified plans where the Employer has contracted out the administration of the Plan.
Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.51%	0.52%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses
Portfolio Company Expenses Minimum [Percent]	0.51%
Portfolio Company Expenses Maximum [Percent]	0.52%
Surrender Example [Table Text Block]

	If you Surrender your Contract at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.00% (Combination Individual and Group Contracts)	$14,578	$18,297	$22,254	$29,962
1.00% (Group Contracts)	$12,754	$16,549	$20,452	$28,327

Annuitize Example [Table Text Block]

	If you annuitize at the end of the applicable time period
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.00% (Combination Individual and Group Contracts)	$8,559	$11,823	$15,293	$24,968
1.00% (Group Contracts)	$6,590	$9,920	$13,460	$23,333

No Surrender Example [Table Text Block]

	If you do not surrender you contract
Mortality and Expense Risk and Administrative Charge	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.00% (Combination Individual and Group Contracts)	$8,559	$11,823	$15,293	$24,968
1.00% (Group Contracts)	$6,590	$9,920	$13,460	$23,333

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the Contract
Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.
Front-Loaded Fees. You pay a Sales Charge when you deposit money in the Contract. As a result, you should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.
Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and
(b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.
If the participant dies on or after age 65, then the
Contract pays a death benefit equal to the Participant
Account Value, less any
outstanding charges and loan balances.
		Standard	1% annual charge, deducted daily from all Contract values in Sub-Accounts.	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. •The deduction of advisory fees will reduce your death benefit.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death.
Calculation of the death benefit: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.

Benefits Available [Table Text Block]
The following table summarizes information about the benefits under the Contract.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Maximum Fee	Restrictions/ Limitations
Death Benefit
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and
(b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.
If the participant dies on or after age 65, then the
Contract pays a death benefit equal to the Participant
Account Value, less any
outstanding charges and loan balances.
		Standard	1% annual charge, deducted daily from all Contract values in Sub-Accounts.	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. •The deduction of advisory fees will reduce your death benefit.
Systematic Withdrawal Option	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.	Standard	None
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Benefits Description [Table Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death.
Calculation of the death benefit: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Appendix A – Underlying Funds
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.52%	7.97%	8.44%	10.98%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.51%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

HV-1008

Variable Option [Line Items]
Prospectuses Available [Text Block]
The following is a list of the Underlying Funds currently available under the Contract. In the event more than one Underlying Funds were offered under the Contract, the Underlying Funds available to you may vary by Employer. In such an event, you should refer to your retirement plan documents for a list of Underlying Funds available to you. More information about the Underlying Fund is available in the prospectuses for the Fund, which may be amended from time to time and can be found online at https://plan.empower-retirement.com/plancloudws/fundprospectus. You can also request this information at no cost by calling (844) 804-8989 or sending an email request to participantservices@empower.com.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. The past performance of a Fund is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Blend	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.52%	7.97%	8.44%	10.98%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP
US Fund Intermediate Core-Plus Bond	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)	0.51%	7.30%	-0.04%	2.75%
	Adviser: Hartford Funds Management Company, LLC
	Subadviser: Wellington Management Company LLP

C000034122 [Member] | C000008628 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Blend
Portfolio Company Name [Text Block]	Hartford Stock HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	7.97%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	10.98%
C000034122 [Member] | C000008630 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	Hartford Total Return Bond HLS Fund - Class IA (Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.)
Portfolio Company Adviser [Text Block]	Adviser: Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Subadviser: Wellington Management Company LLP
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	7.30%
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	2.75%
C000034122 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]
If the participant dies during the Accumulation Period, then the type of death benefit paid depends on whether the participant died (a) before age 65, or (b) on or after age 65. If the participant died before age 65, a Minimum Death Benefit is payable to the Beneficiary, which is generally the greater of (a) the value of the Participant Account and
(b) 100% of the Contributions to the Participant Account less prior Surrenders and outstanding Participant loans.
If the participant dies on or after age 65, then the
Contract pays a death benefit equal to the Participant
Account Value, less any
outstanding charges and loan balances.

Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	•For Minimum Death Benefit, value of Participant account measured on date that all completed paperwork received. •The deduction of advisory fees will reduce your death benefit.
Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]
Death Benefits
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.
•Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death.
Calculation Method of Benefit [Text Block]
Calculation of the death benefit: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “Contract Value”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.

C000034122 [Member] | Systematic Withdrawal Option [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Option
Purpose of Benefit [Text Block]	The Participant may be able to request a loan from his or her Participant Account Value during the Accumulation Phase if permitted by the Code and the terms of the Plan.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Limited to Participants who have terminated their employment with the Employer;
•Duration of payments may not extend beyond the Participant’s life expectancy;
•A Participant may not elect the Systematic Withdrawal Option if there is an outstanding Loan.

Name of Benefit [Text Block]	Systematic Withdrawal Option
C000034122 [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal and prior credited earnings.
C000034122 [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
The Contract is designed as a long-term accumulation Investment for retirement savings. It is not designed for short term investment and is not appropriate for an investor who needs ready access to cash. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a Short Term Investment Vehicle. The Contract is designed for retirement savings or other long-term purposes. It is not appropriate for investors who need ready access to cash.
C000034122 [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in this Contract is subject to the risk of poor investment performance of the Underlying Funds available under the Contract.
•Each Underlying Fund has its own unique risks.
•You should review the prospectus for each Underlying Fund before making an investment decision.
We reserve the right to close the Contract to new investors at any time. We may also close a subaccount to new investors or stop accepting contributions from existing investors to any or all subaccounts at any time.
For more information about the risks associated with the investment options, please refer to section titled Principal Risks of Investing in the Contract.

C000034122 [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of the Talcott Resolution. If Talcott Resolution experiences financial distress, it may not be able to meet its obligations to you. More information about Talcott Resolution, including its financial strength ratings, is available upon request. You may make such request by calling (844) 804-8989 or visiting www.talcottresolution.com.

C000034122 [Member] | Underlying Funds Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Associated with Underlying Funds. The value of your investment and any returns will depend on the performance of the Underlying Fund(s) you select. You bear the risk of any decline in your Participant Account value resulting from the Underlying Fund(s)’ performance.

C000034122 [Member] | Claims Paying Ability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Company’s Claims Paying Ability. Guarantees and benefits provided by the Talcott Resolution are subject to the financial strength and claims paying ability of the company. If the Talcott experiences financial difficulty, it may not be able to make guaranteed payments that exceed the assets in the Separate Account.

C000034122 [Member] | Third Party Advisory Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Deduction of Third-Party Advisory Fees. Risks relating to the deduction of advisory fees will reduce your Participant Account Value and subject to state and federal income tax, as well as a 10% federal penalty tax if the Participant is under age 59 1/2.

C000034122 [Member] | Front-Loaded Fees Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Front-Loaded Fees. You pay a Sales Charge when you deposit money in the Contract. As a result, you should purchase the Contract only if you have the ability to keep it in force for a substantial period of time.

C000034122 [Member] | Contract Suspension Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Suspension. The Contract may be suspended where new Contributions and new Participant Accounts may be prohibited.
C000034122 [Member] | Tax Consequences Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable as ordinary income. Withdrawals before age 59 1∕2 may be subject to a tax penalty.
C000034122 [Member] | Reservation Of Rights Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Reservation of Rights. The insurer reserves the right to remove or substitute underlying funds, to impose investment restrictions, and to limit additional purchase payments or transfers between options.

C000034122 [Member] | Cyber Security And Disruptions To Business Operations Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cyber Security and Disruptions to Business Operations. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers. Our business is therefore subject to operational and information security risks. These risks include, among other things, the theft, misuse, corruption, and destruction of electronic data; interference with or denial of service; attacks on systems or websites; and unauthorized release of confidential customer or business information. Systems failures and cybersecurity incidents could severely impede our ability to conduct our business and administer the Contract and may adversely affect you and/or your Contract. For instance, a cybersecurity incident may interfere with our ability to process Contract transactions or calculate Contract values, including Accumulation Unit values. Such events could also adversely affect us, as they may result in regulatory fines, financial losses and reputational damage. Cybersecurity incidents may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. Financial services companies, such as us, are increasingly the targets of cyber-attacks. While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and man-made disasters, and other severe events, such as storms, public health crises, terrorist acts, and military actions, any of which could adversely affect our business operations. While we have a business continuity plan and have taken precautions, we cannot assure you that severe events will not result in interruptions to our business operations, particularly if such events affect our computer systems. Interruptions to our business operations may impair our ability to effectively administer the Contract, including our ability to process orders and calculate Contract values. Additionally, our third-party service providers and other third-parties related to our business (such as financial intermediaries or underlying funds) are subject to similar risks. Successful implementation and execution of their business continuity policies and procedures are largely beyond our control. Disruptions to their business operations may impair our own business operations.

C000034122 [Member] | Individual Contracts [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 14,578
Surrender Expense, 3 Years, Maximum [Dollars]	18,297
Surrender Expense, 5 Years, Maximum [Dollars]	22,254
Surrender Expense, 10 Years, Maximum [Dollars]	29,962
Annuitized Expense, 1 Year, Maximum [Dollars]	8,559
Annuitized Expense, 3 Years, Maximum [Dollars]	11,823
Annuitized Expense, 5 Years, Maximum [Dollars]	15,293
Annuitized Expense, 10 Years, Maximum [Dollars]	24,968
No Surrender Expense, 1 Year, Maximum [Dollars]	8,559
No Surrender Expense, 3 Years, Maximum [Dollars]	11,823
No Surrender Expense, 5 Years, Maximum [Dollars]	15,293
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 24,968
C000034122 [Member] | Group Contracts [Member]
Item 4. Fee Table [Line Items]
Sales Load (of Purchase Payments), Maximum [Percent]	5.00%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,754
Surrender Expense, 3 Years, Maximum [Dollars]	16,549
Surrender Expense, 5 Years, Maximum [Dollars]	20,452
Surrender Expense, 10 Years, Maximum [Dollars]	28,327
Annuitized Expense, 1 Year, Maximum [Dollars]	6,590
Annuitized Expense, 3 Years, Maximum [Dollars]	9,920
Annuitized Expense, 5 Years, Maximum [Dollars]	13,460
Annuitized Expense, 10 Years, Maximum [Dollars]	23,333
No Surrender Expense, 1 Year, Maximum [Dollars]	6,590
No Surrender Expense, 3 Years, Maximum [Dollars]	9,920
No Surrender Expense, 5 Years, Maximum [Dollars]	13,460
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 23,333